UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act File No. 811-21589
      ---------------------------------------------------------------------

                  CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                  Credit Suisse Commodity Return Strategy Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31st

Date of reporting period: December 30, 2004 to October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT


CREDIT SUISSE FUNDS
Annual Report
October 31, 2005

o    CREDIT SUISSE
     COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2005; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                               December 21, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
12/30/04 - 10/31/05

FUND & BENCHMARK                                                     PERFORMANCE
Common Class Shares1                                                 16.25%
Class A Shares1,2                                                    15.91%
Class C Shares1,2                                                    15.29%
Dow Jones- AIG Commodity Index3                                      16.83%

Performance for the Fund's Class A and Class C shares is without the maximum sales charge of 3.00% and 1.00%, respectively.2

MARKET OVERVIEW: DRIVEN BY DEMAND

   Commodities continued their secular upswing through most of 2005, driven largely by strong demand for energy-related raw materials, providing an opportunity for capital appreciation in the period. During the course of the Fund's abbreviated fiscal year (which dates from the Fund's inception on December 30, 2004 through October 31, 2005), the Dow Jones-AIG Commodity Index ("DJ-AIG Index") was up 16.8% compared with far more modest gains of 1.0% for both the Lehman Brothers U.S. Aggregate Bond Index4 and the S&P 500 Index4 in the period. The Fund underperformed the Dow Jones-AIG Index due to the costs incurred in replicating the Index components.

   Historically, commodity index returns tend to exhibit low correlations with traditional financial assets, making them a potentially useful counterweight to other portfolio components. Such was the case in the Fund's fiscal year period, when commodity index returns climbed on the back of rising energy costs while most financial markets provided lackluster returns in comparison.

   Natural Gas led the energy component of the Index (which also includes Crude Oil, Unleaded Gas and Heating Oil), rising 78% in the period under review, driven by rising demand as well as periodic shortages caused by summer storms in the Gulf Coast. Record price levels in copper, sparked by the global economic recovery and, in particular, rising electricity demand in emerging markets such as China, also added to index returns. On the down side, corn (-17%) and coffee (-13%) declined on better-than-expected weather and robust crop reports.

OUTLOOK AND STRATEGY: BROAD EXPOSURE TO BOOMING MARKETS

   Global economic growth, driven by US consumer spending and industrial production in developing markets, including India and China, appears to us to be

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

poised to continue in the coming year, although the pace may slow somewhat. The lagged impact of higher energy prices may be one factor that detracts from both corporate margins and consumer confidence. In addition, rising mortgage rates in the US have the potential to slow the national housing market, which could also weigh on consumer spending. On the other hand, many market participants expect the dollar's value to decline against the world's major currencies in the coming year, while inflation concerns are rising in markets across the globe, two factors that in the past have tended to boost commodity prices.

   The DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, four energy products, six metals and nine agricultural products are represented in the index. The DJ-AIG Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2% or more than 15% of the index, and each sector represented in the index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the index and different sectors may represent different proportions of the index.

   The Fund seeks total return and is designed to replicate the performance of the DJ-AIG Index. To do so, the Fund invests in commodity-linked derivative instruments, particularly commodity swap agreements, backed by a portfolio of investment grade fixed income securities normally having an average duration of one year or less. On December 16, 2005, the Internal Revenue Service ("IRS") issued a ruling that would limit the income derived from commodity-linked swaps after June 30, 2006 to a maximum of 10% of the Fund's gross income. The application of this ruling will not permit the Fund to invest in commodity-linked swaps after June 30, 2006 in the manner that it has since inception. The Fund is currently evaluating available alternatives in response to the IRS ruling, including changing the instruments the Fund would use to gain exposure to the return of the DJ-AIG Index. Investing in these instruments rather than swaps may reduce the degree of correlation between the Fund's performance and that of the Index and may subject investors to the risk of diminished investment returns. If suitable alternatives are not available, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. A liquidation would subject investors to tax on the difference between the liquidating distribution and their basis in their shares, if those shares are held in a taxable account.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton
Andrew S. Lenskold
Kam T. Poon

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

     This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund and may therefore be subject to greater volatility. Exposure to commodity markets should form only a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

   The use of derivatives such as swaps, commodity-linked structured notes and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before you invest.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE COMMODITY RETURN STRATEGY FUND1 COMMON CLASS
                SHARES, CLASS A SHARES2, CLASS C SHARES2 AND THE
            DOW JONES-AIG COMMODITY INDEX3 FROM INCEPTION (12/30/04).



LINE CHART:
CREDIT SUISSE COMMODITY RETURN STRATEGY FUND1 - COMMON CLASS -- $11,625

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND1 - CLASS A2 -- $11,243
   (WITH MAXIMUM SALES CHARGE)

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND1 - CLASS C2 -- $11,429
   (WITH MAXIMUM CONTINGENT DEFERRED SALES CHARGE)

DOW JONES-AIG COMMODITY INDEX3,5-- $11,729
12/04       10000         9700           10000             10000
1/04         9990         9690            9990             10000
            10100         9796           10090           10104.3
            10800        10466           10780           10817.7
            11171        10825           11141           11203.4
04/05       10509        10174           10469           10549.7
            10409        10076           10369           10467.4
            10583        10249           10537           10643.2
07/05       11047        10689           10979             11120
            11864        11480           11794           11959.6
            12396        11999           12306           12515.7
10/05       11625        11243           11429           11729.2

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                  CUMULATIVE RETURNS AS OF SEPTEMBER 30, 20051

                                                                       INCEPTION
                                                                        TO DATE

Common Class                                                            23.96%
Class A Without Sales Charge                                            23.71%
Class A With Maximum Sales Charge                                       19.99%
Class C Without CDSC                                                    23.06%
Class C With CDSC                                                       22.06%

                   CUMULATIVE RETURNS AS OF OCTOBER 31, 20051

                                                                       INCEPTION
                                                                        TO DATE

Common Class                                                            16.25%
Class A Without Sales Charge                                            15.91%
Class A With Maximum Sales Charge                                       12.43%
Class C Without CDSC                                                    15.29%
Class C With CDSC                                                       14.29%

Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.csam.com/us.



--------------------
1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
2 Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 3.00%), was 12.43%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%) was 14.29%.
3 The Dow Jones-AIG Commodity Index is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.
4 The Lehman Brothers U.S Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes US Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard and Poor's division of the McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Gill Co., Inc. Investors cannot invest directly in an index.
5 Performance for the benchmark is not available for the period beginning December 30, 2004. For that reason, performance is shown for the period beginning January 1, 2005.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

   The table illustrates your Fund's expenses in two ways:

   o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE
                     SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------
                                                  COMMON
ACTUAL FUND RETURN                                 CLASS    CLASS A    CLASS C
                                                  -------   -------    -------
Beginning Account Value 5/1/05                   $1,000.00  $1,000.00  $1,000.00
Ending Account Value 10/31/05                    $1,106.20  $1,105.10  $1,101.30
Expenses Paid per $1,000*                        $    3.72  $    5.04  $    9.00

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 5/1/05                   $1,000.00  $1,000.00  $1,000.00
Ending Account Value 10/31/05                    $1,021.68  $1,020.42  $1,016.64
Expenses Paid per $1,000*                        $    3.57  $    4.84  $    8.64

                                                  COMMON
                                                   CLASS    CLASS A    CLASS C
                                                  -------   -------    -------
ANNUALIZED EXPENSE RATIOS*                         0.70%     0.95%      1.70%


---------------------
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*
--------------------------------------------------
Commercial Paper                         70.9%
Variable Rate Corporate Obligations      12.7%
Asset Backed Securities                   9.9%
United States Agency Obligations          6.4%
Mortgage Backed Security                  0.1%
                                        -----
   Total                                100.0%
                                        =====


---------------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

      PAR                                   RATINGS+
     (000)                                (S&P/MOODY'S)   MATURITY    RATE%         VALUE
    ------                               --------------   --------    -----         -----
COMMERCIAL PAPER (74.7%)
ASSET BACKED (43.0%)
$  1,400  Amstel Funding Corp.             (A-1+ , P-1)   11/30/05    3.543      $    1,391,856
   2,950  Amstel Funding Corp.             (A-1+ , P-1)   12/27/05    3.769           2,931,760
     425  Amstel Funding Corp.             (A-1+ , P-1)   12/27/05    3.779             422,365
   2,400  Amstel Funding Corp.             (A-1+ , P-1)   02/27/06    4.080           2,368,455
   5,000  Atlantis One Funding Corp.       (A-1+ , P-1)   01/24/06    4.173           4,951,815
   1,850  Atlantis One Funding Corp.       (A-1+ , P-1)   02/16/06    3.978           1,828,555
   2,500  Broadhollow Funding LLC          (A-1+ , P-1)   11/08/05    4.006           2,498,055
     900  Broadhollow Funding LLC          (A-1+ , P-1)   11/22/05    4.014             897,900
   2,800  Ciesco LLC                       (A-1+ , P-1)   11/15/05    3.755           2,782,618
   1,000  Clipper Receivables Corp.         (A-1 , P-1)   12/27/05    3.832             993,700
   1,600  Giro Funding US Corp.             (A-1 , P-1)   12/15/05    3.885           1,589,390
   1,650  Giro Funding US Corp.             (A-1 , P-1)   12/15/05    3.914           1,638,975
   7,000  Harwood Street Funding LLC       (A-1+ , P-1)   11/14/05    3.914           6,990,142
   4,600  Hertz Fleet Funding LLC           (A-1 , P-1)   11/04/05    3.832           4,598,536
   1,800  Lexington Parker Capital Corp.    (A-1 , NR)    01/11/06    4.072           1,785,693
   5,600  Lexington Parker Capital Corp.    (A-1 , NR)    04/18/06    4.330           5,489,193
     900  Mane Funding Corp.               (A-1+ , P-1)   12/06/05    3.715             894,480
   3,150  Mane Funding Corp.               (A-1+ , P-1)   12/07/05    3.926           3,150,000
   6,700  Preferred Receivables Funding     (A-1 , P-1)   11/14/05    3.883           6,690,637
   2,809  Ranger Funding Company LLC        (A-1 , P-1)   01/03/06    4.020           2,789,435
     950  Romulus Funding Corp.             (A-1 , P-1)   12/16/05    3.910             943,865
   3,000  Romulus Funding Corp.             (A-1 , P-1)   01/26/06    4.195           2,970,258
   2,500  Romulus Funding Corp.             (A-1 , P-1)   03/20/06    4.131           2,460,907
   3,000  Sigma Finance, Inc.              (A-1+ , P-1)   11/01/05    3.681           3,000,000
   1,400  Tango Finance Corp.              (A-1+ , P-1)   01/20/06    4.170           1,387,151
   2,050  White Pine Finance LLC           (A-1+ , P-1)   12/12/05    3.552           2,038,075
                                                                                 --------------
TOTAL ASSET BACKED (Cost $69,504,771)                                                69,483,816
                                                                                 --------------

BANKING (19.0%)
   2,000  Alliance & Leicester PLC          (A-1 , P-1)   12/07/05    3.576           1,988,072
     700  Alliance & Leicester PLC          (A-1 , P-1)   12/07/05    3.759             695,600
   3,700  Alliance & Leicester PLC          (A-1 , P-1)   04/07/06    4.313           3,631,746
   3,000  Bank of America Corp.            (A-1+ , P-1)   12/12/05    3.986           2,986,470
   4,100  Bank of America Corp.            (A-1+ , P-1)   12/27/05    3.692           4,075,195
   4,400  Banque et Caisse d'Epargne
            de L'Etat                      (A-1+ , P-1)   01/12/06    4.091           4,364,360
   2,000  Depfa Bank PLC                   (A-1+ , P-1)   12/02/05    3.508           1,988,116
   2,550  Depfa Bank PLC                   (A-1+ , P-1)   01/13/06    4.106           2,528,980
   4,000  Lloyds Bank PLC                  (A-1+ , P-1)   12/15/05    3.778           3,974,304
     700  PNC Bank NA                       (A-1 , P-1)   12/27/05    3.723             695,730
     825  St George Bank, Ltd.              (A-1 , P-1)   12/28/05    3.662             819,967
     450  St George Bank, Ltd.              (A-1 , P-1)   12/28/05    3.663             447,255
     300  St George Bank, Ltd.              (A-1 , P-1)   12/28/05    3.664             298,170
   2,300  St George Bank, Ltd.              (A-1 , P-1)   12/28/05    3.827           2,285,308
                                                                                 --------------
TOTAL BANKING (Cost $30,802,897)                                                     30,779,273
                                                                                 --------------

DIVERSIFIED FINANCIALS (10.9%)
   1,175  General Electric Capital Corp.   (A-1+ , P-1)   11/22/05    3.449           1,168,361
   3,150  General Electric Capital Corp.   (A-1+ , P-1)   11/28/05    3.438           3,132,256
   2,225  Morgan Stanley                    (A-1 , P-1)   11/21/05    3.890           2,220,216


                 See Accompanying Notes to Financial Statements.

                                        9

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
      PAR                                   RATINGS+
     (000)                                (S&P/MOODY'S)   MATURITY    RATE%         VALUE
    ------                               --------------   --------    -----         -----
COMMERCIAL PAPER
DIVERSIFIED FINANCIALS
$  2,325  Morgan Stanley                    (A-1 , P-1)   11/28/05    3.816      $    2,310,353
   2,175  Societe Generale NA              (A-1+ , P-1)   12/09/05    3.778           2,161,478
   4,450  UBS Finance Delaware LLC         (A-1+ , P-1)   12/23/05    3.846           4,421,818
   2,325  Westpac Capital Corp.            (A-1+ , P-1)   12/12/05    3.807           2,310,429
                                                                                 --------------
   TOTAL DIVERSIFIED FINANCIALS (Cost $17,760,371)                                   17,724,911
                                                                                 --------------

PHARMACEUTICALS (1.8%)
   2,900  Bristol-Myers Squibb Co.
            (Cost $2,899,356)               (A-1 , P-1)   11/03/05    4.001           2,899,356
                                                                                 --------------

TOTAL COMMERCIAL PAPER (Cost $120,967,395)                                          120,887,356
                                                                                 --------------

ASSET BACKED SECURITIES (10.5%)
     611  Ace Securities Corp., Series 2003-0P1,
            Class A2 #                      (AAA , Aaa)   12/25/33    4.398             612,745
   1,300  Ace Securities Corp., Series 2004-HE3,
            Class A2C #                     (AAA , Aaa)   11/25/34    4.378           1,301,422
     559  Ameriquest Mortgage Securities, Inc.,
            Series 2003-12, Class AV2 #     (AAA , Aaa)   11/25/33    4.408             559,322
     613  Ameriquest Mortgage Securities, Inc.,
            Series 2003-9, Class AV2 #      (AAA , Aaa)   10/25/33    4.378             614,547
     990  Ameriquest Mortgage Securities, Inc.,
            Series 2004-IA1, Class A2 #     (AAA , Aaa)   09/25/34    4.448             990,929
      71  Argent Securities, Inc., Series 2003-W3,
            Class AV2 #                     (AAA , Aaa)   09/25/33    4.438              70,705
     673  Bear Stearns Asset Backed Securities, Inc.,
            Series 2004-HE8, Class A #      (AAA , Aaa)   09/25/34    4.418             674,132
     757  Capital Auto Receivables Asset Trust,
            Series 2002-5, Class A4         (AAA , Aaa)   04/15/08    2.920             748,533
     208  Capital Auto Receivables Asset Trust,
            Series 2005-SN1A, Class A1      (AAA , Aaa)   05/15/06    3.327             207,443
     600  CDC Mortgage Capital Trust,
            Series 2003-HE4, Class A3 #     (AAA , Aaa)   03/25/34    4.588             600,715
      27  CIT Equipment Collateral Trust,
            Series 2005-VT1, Class A1 #    (A-1+ , P-1)   03/20/06    3.073              26,974
      77  CNH Equipment Trust, Series 2005-A,
            Class A1 #                     (A-1+ , P-1)   04/07/06    3.080              76,647
     154  Countrywide Asset-Backed Certificates,
            Series 2003-BC4, Class 1A #     (AAA , Aaa)   09/25/33    4.308             154,271
     231  Countrywide Home Equity Loan Trust,
            Series 2004-R, Class 2A #       (AAA , Aaa)   03/15/30    4.220             231,377
     169  Countrywide Home Equity Loan Trust,
            Series 2005-B, Class 2A #       (AAA , Aaa)   05/15/35    4.150             168,833
      45  Equity One ABS, Inc., Series 2004-3,
            Class AF1 #                     (AAA , Aaa)   07/25/34    4.198              44,603
   1,188  First Franklin Mortgage Loan Asset Backed
            Certificates, Series 2004-FF4,
            Class A2 #                      (AAA , Aaa)   06/25/34    4.328           1,190,278
   1,300  First Franklin Mortgage Loan Asset Backed
            Certificates, Series 2004-FF6,
            Class A2B #                     (AAA , Aaa)   07/25/34    4.448           1,303,453


                 See Accompanying Notes to Financial Statements.

                                       10

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
      PAR                                   RATINGS+
     (000)                                (S&P/MOODY'S)   MATURITY    RATE%         VALUE
    ------                               --------------   --------    -----         -----
ASSET BACKED SECURITIES
$    588  Fremont Home Loan Trust, Series 2004-D,
            Class 1A2 #                     (AAA , Aaa)   11/25/34    4.418        $    589,371
     230  GE Capital Credit Card Master Note Trust,
            Series 2004-2, Class A #        (AAA , Aaa)   09/15/10    4.010             230,327
     481  Ixis Real Estate Capital Trust,
            Series 2005-HE2, Class A1 #     (AAA , Aaa)   09/25/35    4.118             480,456
     113  Long Beach Mortgage Loan Trust,
            Series 2003-4, Class AV3 #      (AAA , Aaa)   08/25/33    4.378             113,018
   1,315  Long Beach Mortgage Loan Trust,
            Series 2004-3, Class A3 #       (AAA , Aaa)   07/25/34    4.298           1,315,814
     644  Merrill Lynch Mortgage Investors, Inc.,
            Series 2004-HE1, Class A2 #     (AAA , Aaa)   04/25/35    4.428             645,957
     741  Morgan Stanley ABS Capital I,
            Series 2003-NC7, Class A2 #     (AAA , Aaa)   06/25/33    4.398             740,846
     296  MSDWCC Heloc Trust, Series 2005-1,
            Class A #                       (AAA , Aaa)   07/25/17    4.228             296,571
     707  Novastar Home Equity Loan Trust,
            Series 2004-3, Class A3D #      (AAA , Aaa)   12/25/34    4.398             708,339
     496  Novastar Home Equity Loan Trust,
            Series 2004-4, Class A2A #      (AAA , Aaa)   03/25/35    4.228             495,625
     237  Option One Mortgage Loan Trust,
            Series 2003-3, Class A2 #       (AAA , Aaa)   06/25/33    4.338             237,379
     167  Residential Asset Mortgage Products, Inc.,
            Series 2004-RS12, Class AI1 #   (AAA , Aaa)   05/25/24    4.178             167,505
      66  Residential Asset Mortgage Products, Inc.,
            Series 2004-SP1, Class AI1 #    (AAA , Aaa)   06/25/13    4.218              66,070
     531  Securitized Asset Backed Receivables LLC,
            Series 2005-FR2, Class A2A #    (AAA , Aaa)   03/25/35    4.128             530,499
     710  Specialty Underwriting & Residential Finance,
            Series 2004-BC2, Class A2 #     (AAA , Aaa)   05/25/35    4.308             710,620
      39  Volkswagen Auto Lease Trust, Series 2005-A,
            Class A1                       (A-1+ , P-1)   03/20/06    2.985              39,465
                                                                                 --------------
TOTAL ASSET BACKED SECURITIES (Cost $16,949,789)                                     16,944,791
                                                                                 --------------

MORTGAGE BACKED SECURITY (0.1%)
     204  Washington Mutual, Series 2005-AR4,
            Class A1 (Cost $204,258)        (AAA , Aaa)   04/25/35    3.624             203,556
                                                                                 --------------

VARIABLE RATE CORPORATE OBLIGATIONS (13.3%)
BANKING (3.1%)
   2,400  Bank One National Association,
            Notes #                         (AA- , Aa2)   04/18/06    4.250           2,402,054
   2,600  Wells Fargo & Co., Global
            Notes #                         (AA- , Aa1)   03/03/06    3.861           2,600,887
                                                                                 --------------
                                                                                      5,002,941
                                                                                 --------------

DIVERSIFIED FINANCIALS (10.2%)
   3,000  CIT Group, Inc., Series MTN, Global
            Senior Notes #                     (A , A2)   08/31/06    4.010           3,003,459
   3,000  Citigroup, Inc.,
            Global Notes #ss.               (AA- , Aa1)   05/19/06    3.935           3,002,496

                 See Accompanying Notes to Financial Statements.


                                       11

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
      PAR                                   RATINGS+
     (000)                                (S&P/MOODY'S)   MATURITY    RATE%         VALUE
    ------                               --------------   --------    -----         -----
VARIABLE RATE CORPORATE OBLIGATIONS
DIVERSIFIED FINANCIALS
$  5,000  Countrywide Financial Corp., Series MTNA,
            Global Company Guaranteed Notes #  (A , A3)   06/20/06    3.970      $    4,999,235
   3,000  Goldman Sachs Group, Inc.,
            Series MTNB, Notes #             (A+ , Aa3)   08/01/06    3.900           3,002,415
   2,500  Merrill Lynch & Company, Inc.,
            Series MTNC, Notes #             (A+ , Aa3)   03/17/06    3.936           2,499,955
                                                                                     16,507,560
                                                                                 --------------
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $21,510,421)                         21,510,501
                                                                                 --------------


UNITED STATES AGENCY OBLIGATIONS (6.8%)
     500  Fannie Mae Discount Notes         (AAA , Aaa)   12/19/05    2.900             496,796
     350  Fannie Mae Discount Notes         (AAA , Aaa)   12/19/05    3.340             347,757
     166  Federal Home Loan Bank
            Discount Notes                  (AAA , Aaa)   12/02/05    2.756             164,964
   2,000  Freddie Mac Discount Notes ss.    (AAA , Aaa)   11/01/05    3.210           1,988,250
   2,756  Freddie Mac Discount Notes        (AAA , Aaa)   11/28/05    3.264           2,739,073
   2,300  Freddie Mac Discount Notes        (AAA , Aaa)   02/07/06    3.510           2,274,610
   3,000  Freddie Mac Discount Notes        (AAA , Aaa)   04/10/06    4.050           2,944,068
                                                                                 --------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $10,989,472)                            10,955,518
                                                                                 --------------


UNITED STATES TREASURY OBLIGATION (0.0%)
      10  United States Treasury Bills ++++
            (Cost $9,998)                                 11/03/05    3.264               9,998
                                                                                 --------------

   NUMBER OF
    SHARES
 -------------
SHORT-TERM INVESTMENT (1.3%)
2,060,450  State Street Navigator Prime Fund ss.ss. (Cost $2,060,450)                 2,060,450
                                                                                 --------------


TOTAL INVESTMENTS AT VALUE (106.7%) (Cost $172,691,783)                             172,572,170
                                                                                 --------------

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.7%)                                       (10,840,541)
                                                                                 --------------
NET ASSETS (100.0%)                                                              $  161,731,629
                                                                                 ==============

TOTAL RETURN SWAPS
                                RECEIVE TOTAL           PAY FLOATING                    EXPIRATION      NOTIONAL        UNREALIZED
COUNTERPARTY                    RETURN BASED ON:        RATE BASED ON:                  DATE            AMOUNT          APPRECIATION
AIG Financial Products Corp.    Dow Jones-AIG           3-month U.S. Treasury           11/30/05        $160,122,830    $0
                                Commodity Index         Bill rate plus a spread

                            INVESTMENT ABBREVIATIONS
                        MTNA = Medium Term Note, Series A
                        MTNB = Medium Term Note, Series B
                        MTNC = Medium Term Note, Series C
                                  NR= Not Rated

---------------------
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.
# Variable rate obligations - The interest rate shown is the rate as of October 31, 2005.
++++   Collateral segregated for futures contracts.
ss.    Security or portion thereof is out on loan.
ss.ss. Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities on loan
      of $2,060,450 (Cost $172,691,783) (Note 2)                   $172,572,1701
   Cash                                                                  52,698
   Receivable for fund shares sold                                    1,782,960
   Interest receivable                                                  125,140
   Receivable from investment adviser (Note 3)                           61,889
   Offering costs (Note 3)                                               47,125
   Variation margin receivable (Note 2)                                     125
   Prepaid expenses and other assets                                     47,099
                                                                   ------------
      Total Assets                                                  174,689,206
                                                                   ------------
LIABILITIES
   Administrative services fee payable (Note 3)                          21,655
   Distribution fee payable (Note 3)                                     26,569
   Due to broker for closed swap contracts (Note 2)                  10,704,755
   Payable upon return of securities loaned (Note 2)                  2,060,450
   Payable for fund shares redeemed                                      17,599
   Trustees' fee payable                                                  5,503
   Other accrued expenses payable                                       121,046
                                                                   ------------
      Total Liabilities                                              12,957,577
                                                                   ------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                              14,119
   Paid-in capital (Note 6)                                         152,580,411
   Undistributed net investment income                                  649,851
   Accumulated net realized gain on investments and swap contracts    8,597,135
   Net unrealized depreciation from investments, futures contracts
      and swap contracts                                               (109,887)
                                                                   ------------
      Net Assets                                                   $161,731,629
                                                                   ============
COMMON SHARES
   Net assets                                                      $ 48,207,160
   Shares outstanding                                                 4,203,684
                                                                   ------------
   Net asset value, offering price, and redemption price per share       $11.47
                                                                   ============
A SHARES
   Net assets                                                      $108,430,909
   Shares outstanding                                                 9,469,279
                                                                   ------------
   Net asset value and redemption price per share                        $11.45
                                                                         ======
   Maximum offering price per share (net asset value/(1-3.00%))          $11.80
                                                                         ======
C SHARES
   Net assets                                                      $  5,093,560
   Shares outstanding                                                   445,580
                                                                   ------------
   Net asset value, offering price and redemption price per share        $11.43
                                                                         ======

--------------------------------------------------------------------------------
1 Including $2,019,813 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
STATEMENT OF OPERATIONS
For the Period December 30, 20041 through October 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Interest                                                         $ 2,358,886
   Securities lending                                                       197
                                                                    -----------
     Total investment income                                          2,359,083
                                                                    -----------
EXPENSES
   Investment advisory fees (Note 3)                                    351,557
   Administrative services fees (Note 3)                                126,141
   Distribution fees (Note 3)
     Class A                                                            107,489
     Class C                                                             14,675
   Offering costs (Note 2)                                              244,494
   Transfer agent fees (Note 3)                                          85,983
   Printing fees (Note 3)                                                74,935
   Legal fees                                                            43,925
   Registration fees                                                     38,114
   Audit and tax fees                                                    35,589
   Trustees' fees                                                        16,804
   Custodian fees                                                        12,042
   Commitment fees (Note 4)                                               2,389
   Insurance expense                                                        621
   Interest expense (Note 4)                                                248
   Miscellaneous expense                                                 11,658
                                                                    -----------
     Total expenses                                                   1,166,664
   Less: fees waived and expense reimbursed (Note 3)                   (552,313)
                                                                    -----------
     Net expenses                                                       614,351
                                                                    -----------
       Net investment income                                          1,744,732
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  FUTURES CONTRACTS, AND SWAP CONTRACTS
   Net realized loss from investments                                    (2,204)
   Net realized gain from futures contracts                                 194
   Net realized gain from swap contracts                              8,606,051
   Net change in unrealized appreciation (depreciation)
     from investments                                                  (119,613)
   Net change in unrealized appreciation (depreciation)
     from futures contracts                                               9,726
                                                                    -----------
   Net realized and unrealized gain from investments,
     futures contracts and swap contracts                             8,494,154
                                                                    -----------
   Net increase in net assets resulting from operations             $10,238,886
                                                                    ===========

--------------------------------------------------------------------------------
1 Commencement of operations.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE YEAR
                                                                     ENDED
                                                               OCTOBER 31, 20051
                                                               -----------------
FROM OPERATIONS
  Net investment income                                            $  1,744,732
  Net realized gain from investments, futures contracts and
    swap contracts                                                    8,604,041
  Net change in unrealized appreciation
  (depreciation) from investments,
   futures contracts, and swap contracts                               (109,887)
                                                                   ------------
   Net increase in net assets resulting from operations              10,238,886
                                                                   ------------
FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                                 (495,741)
   Class A shares                                                      (831,811)
   Class C shares                                                       (19,814)
                                                                   ------------
   Net decrease in net assets resulting from dividends               (1,347,366)
                                                                   ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                      186,333,387
  Reinvestment of dividends                                             804,195
  Net asset value of shares redeemed                                (34,397,473)
                                                                   ------------
    Net increase in net assets from capital share transactions      152,740,109
                                                                   ------------
  Net increase in net assets                                        161,631,629
NET ASSETS
  Beginning of period                                                   100,0002
                                                                   ------------
  End of period                                                    $161,731,629
                                                                   =============
Undistributed net investment income                                $    649,851
                                                                   =============

--------------------------------------------------------------------------------
1 For the period December 30, 2004 (inception date) through October 31, 2005.

2 The Fund was seeded on December 1, 2004 and commenced operations on December
  30, 2004.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
FINANCIAL HIGHLIGHTS
(For Common Class, Class A, and Class C Shares of the Fund Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                      FOR THE PERIOD ENDED
                                                        OCTOBER 31, 20051
                                                  ------------------------------
                                                   COMMON     CLASS A   CLASS C
                                                  --------   --------   -------
PER SHARE DATA
  Net asset value, beginning of period            $  10.00   $  10.00   $ 10.00
                                                  --------   --------   -------
INVESTMENT OPERATIONS
  Net investment income2                              0.23       0.23      0.17
  Net gain on investments, futures contracts
    and swap contracts
    (both realized and unrealized)                    1.39       1.36      1.36
                                                  --------   --------   -------
      Total from investment operations                1.62       1.59      1.53
                                                  --------   --------   -------
LESS DIVIDENDS
  Dividends from net investment income               (0.15)     (0.14)    (0.10)
                                                  --------   --------   -------
NET ASSET VALUE, END OF PERIOD                    $  11.47   $  11.45   $ 11.43
                                                  ========   ========   =======
      Total return3                                  16.25%     15.91%    15.29%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $ 48,207   $108,431   $ 5,094
    Ratio of expenses to average net assets4          0.70%      0.95%     1.70%
    Ratio of net investment income
      to average net assets4                          2.53%      2.28%     1.53%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursments4            0.80%      0.80%     0.80%
  Portfolio turnover rate                                0%         0%        0%

--------------------------------------------------------------------------------
1 For the period December 30, 2004 (inception date) through October 31, 2005.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4 Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTE TO FINANCIAL STATEMENTS
October 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse Commodity Return Strategy Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Fund was organized as a statutory trust under the laws of the State of Delaware on May 19, 2004.

   The Fund is authorized to offer three classes of shares: Common Class, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares may be purchased only by (1) investors in employee retirement, stock, bonus, pension, or profit sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM(3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of CSAM or its affiliates and current and former Trustees of funds advised by CSAM or its affiliates and (6) CSAM or its affiliates. Class A shares are sold subject to a front-end sales charge of up to 3.00%. Class C Shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986 ("the Code"), as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund has gained exposure to the commodities market by entering into commodity-linked swaps on the Dow Jones AIG Commodity Index. On December 16, 2005, the IRS issued a ruling that would cause certain income from commodity-linked swaps not to be considered Qualifying Income earned by the Fund after June 30, 2006. The application of this ruling will not permit the Fund to invest in commodity-linked swaps after June 30, 2006 in the manner that it has since inception. As a result, the income the Fund derives from such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 must be limited to a maximum of 10 percent of its gross income. Although the ruling has no impact on the operations of the Fund through June 30, 2006, the Fund is evaluating possible alternatives that would enable the Fund to continue to qualify as a regulated investment company after June 30, 2006. If the Fund is unable to ensure continued qualification, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. A liquidation would subject investors to tax on the difference between the liquidating distribution and their basis in their shares, if those shares are held in a taxable account. The status of commodity-linked structured notes in which the Fund may invest remains uncertain under the qualifying income and other RICrequirements. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2005, the Fund had the following open futures contracts:

                       NUMBER OF   EXPIRATION     CONTRACT      CONTRACT     UNREALIZED
 FUTURES CONTRACT      CONTRACTS      DATE         AMOUNT         VALUE     APPRECIATION
 ----------------      ---------   ----------     --------      --------    ------------
U.S. Treasury 2 Year
        Notes Futures     (8)       12/30/05    $(1,651,351)  $(1,641,625)     $9,726

   H) SWAPS - The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

   The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

   The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swaps contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the period ended October 31, 2005, total earnings from the Fund's investment in cash collateral received in connection with security lending arrangements

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

was $19,863 of which $19,578 was rebated to borrowers (brokers). The Fund retained $197 in income from the cash collateral investment and SSB, as a lending agent, was paid $88. The Fund may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the period ended October 31, 2005, investment advisory fees earned, voluntarily waived and reimbursed were as follows:

                GROSS                               NET
              ADVISORY                           ADVISORY           EXPENSE
                 FEE             WAIVER             FEE          REIMBURSEMENT
              --------         ----------        --------        -------------
              $351,557         ($351,557)           $--            $(200,756)

   CSAMwill not recapture from the Fund any fees it waived during the period ended October 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by CSAM at any time.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the period ended October 31, 2005, co-administrative services fees earned by CSAMSI were $70,311.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the period ended October 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $55,830.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Common Class shares are not subject to distribution fees.

   For the period ended October 31, 2005, CSAMSI and its affiliates advised the Fund that they retained $39,510 from commissions earned on the sale of the Fund's Class A shares.

   The Fund will reimburse CSAM for offering costs in the amount of $291,619, that have been paid for by CSAM. Offering costs, including initial registration costs, have been deferred and will be charged to expenses during the Fund's first year of operation. For the period ended October 31, 2005, $244,494 has been expensed to the Fund.

NOTE 4. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2005 the Fund had no borrowings under the Credit Facility. During

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

the period ended October 31, 2005, the Fund had borrowings under the Credit Facility as follows:

            AVERAGE DAILY           WEIGHTED AVERAGE           MAXIMUM DAILY
            LOAN BALANCE             INTEREST RATE %          LOAN OUTSTANDING
            -------------           ----------------          ----------------
             $1,350,000                  3.313%                  $2,600,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments) were
$39,963,404 and $0, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Fund currently offers Common Class, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

                                                           COMMON CLASS
                                                    ---------------------------
                                                        FOR THE PERIOD ENDED
                                                         OCTOBER 31, 20051,2
                                                    ---------------------------
                                                       SHARES          VALUE
                                                    -----------    ------------
Shares sold                                           6,256,152    $ 66,913,391
Shares issued in reinvestment of dividends                1,263          14,869
Shares redeemed                                      (2,053,731)    (22,211,127)
                                                    -----------    ------------
Net increase                                          4,203,684    $ 44,717,133
                                                    ===========    ============

                                                             CLASS A
                                                    ---------------------------
                                                        FOR THE PERIOD ENDED
                                                         OCTOBER 31, 20051,3
                                                    ---------------------------
                                                       SHARES          VALUE
                                                     -----------   ------------
Shares sold                                          10,437,176    $114,232,081
Shares issued in reinvestment of dividends               67,348         773,758
Shares redeemed                                      (1,035,245)    (11,981,062)
                                                    -----------    ------------
Net increase                                          9,469,279    $103,024,777
                                                    ===========    ============

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

                                                                CLASS C
                                                    ---------------------------
                                                        FOR THE PERIOD ENDED
                                                         OCTOBER 31, 20051,2
                                                    ---------------------------
                                                       SHARES          VALUE
                                                    -----------    ------------
Shares sold                                             461,504    $  5,187,915
Shares issued in reinvestment of dividends                1,337          15,568
Shares redeemed                                         (17,261)       (205,284)
                                                    -----------    ------------
Net increase                                            445,580    $  4,998,199
                                                    ===========    ============

--------------------------------------------------------------------------------
1 For the period December 30, 2004 (inception date) through October 31, 2005.

2 The Classes were seeded on December 1, 2004 with initial capital of $10 and 1 share.

3 The Class was seeded on December 1, 2004 with initial capital of $99,980 and 9,998 shares.

   A redemption fee of 2% of the value of Common Class shares, Class A shares and Class C shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

   On October 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                 NUMBER OF         APPROXIMATE PERCENTAGE
                               SHAREHOLDERS         OF OUTSTANDING SHARES
                               ------------        ----------------------
            Common Class             1                          93%
            Class A                  2                          51%
            Class C                  1                           5%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

   The tax characteristics of dividends paid during the period ended October 31, 2005 by the Fund were as follows:

                                 ORDINARY INCOME
                                      2005
                                   ----------
                                   $1,347,366

   The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to a mark to market of future contracts. At October 31, 2005, the components of distributable earnings on a tax basis by the Fund were as follows:

      Undistributed net investment income               $  649,851
      Accumulated long term capital gains                8,606,861
      Unrealized depreciation                             (119,613)
                                                        ----------
                                                        $9,137,099
                                                        ==========

   At October 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $172,691,783, $19,754, $(139,367) and $(119,613), respectively.

   At October 31, 2005, the Fund reclassified $6,906 from accumulated net realized gain from investments and $245,579 from paid-in capital to undistributed net investment income, to adjust for current period permanent book/tax differences. These permanent differences are due to differing book/tax treatments on paydowns and organization costs. Net assets were not affected by these reclassifications.

NOTE 8. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Credit Suisse Commodity Return Strategy Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Commodity Return Strategy Fund (the "Fund") at October 31, 2005, the results of its operations for the period then ended, the changes in its net assets for the period then ended and the financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 19, 2005

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

                                                TERM                                          NUMBER OF
                                                OF OFFICE1                                    PORTFOLIOS IN
                                                AND                                           FUND
                                POSITION(S)     LENGTH          PRINCIPAL                     COMPLEX          OTHER
NAME, ADDRESS AND               HELD WITH       OF TIME         OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                   FUND            SERVED          PAST FIVE YEARS               TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Enrique Arzac                   Trustee,        Since           Professor of Finance          47              Director of The
c/o Credit Suisse Asset         Nominating      2005            and Economics,                                Adams Express
Management, LLC                 Committee                       Graduate School of                            Company
Attn: General Counsel           Member and                      Business, Columbia                            (a closed-end
New York, New York              Audit                           University since 1971                         investment company);
10017-3140                      Committee                                                                     Director of Petroleum
                                Chairman                                                                      and Resources
Date of Birth:  02/10/41                                                                                      Corporation (a
                                                                                                              closed-end investment
                                                                                                              company)

Richard H. Francis              Trustee,        Since           Currently retired             41              None
c/o Credit Suisse Asset         Nominating      Fund
Management, LLC                 and Audit       Inception
Attn: General Counsel           Committee
466 Lexington Avenue            Member
New York, New York
10017-3140

Date of Birth:  04/23/32

Jeffrey E. Garten               Trustee,        Since           The Juan Trippe               40              Director of Aetna,
Box 208200                      Nominating      Fund            Professor in the                              Inc.(insurance ;
New Haven, Connecticut          and Audit       Inception       Practice of                                   company) Director of
06520-8200                      Committee                       International Trade,                          CarMax Group (used
                                Member                          Finance and Business                          car dealers)
Date of Birth:  10/26/46                                        From July 2005 to
                                                                present; Partner and
                                                                Chairman of Garten
                                                                Rothkopf (consulting
                                                                firm) from October
                                                                2005 to present; Dean
                                                                of Yale School of
                                                                Management from
                                                                November 1995 to
                                                                June 2005


Peter F. Krogh                  Trustee,        Since           Dean Emeritus and             40               Director of Carlisle
301 ICC                         Nominating      Fund            Distinguished Professor                        Companies
Georgetown University           and Audit       Inception       of International Affairs                       Incorporated
Washington, DC 20057            Committee                       at the Edmund A.                               (diversified
                                Member                          Walsh School of                                manufacturing
Date of Birth:  02/11/37                                        Foreign Service,                               company)
                                                                Georgetown University
                                                                from June 1995
                                                                to present


----------------
1  Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.


                                       28


CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                TERM                                          NUMBER OF
                                                OF OFFICE1                                    PORTFOLIOS IN
                                                AND                                           FUND
                                POSITION(S)     LENGTH          PRINCIPAL                     COMPLEX          OTHER
NAME, ADDRESS AND               HELD WITH       OF TIME         OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                   FUND            SERVED          PAST FIVE YEARS               TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.            Trustee,        Since           Currently retired             42               Director of
c/o Credit Suisse Asset         Nominating      Fund                                                           Education
Management, LLC                 and Audit       Inception                                                      Management
Attn: General Counsel           Committee                                                                      Corp.
466 Lexington Avenue            Member
New York, New York
10017-3140

Date of Birth:  12/20/30

Steven N. Rappaport             Chairman of     Trustee         Partner of Lehigh Court,      46               Director of
Lehigh Court, LLC               the Board of    since           LLC and RZ Capital                             Presstek, Inc.
40 East 52nd Street             Trustees,       Fund            (private investment                            (digital imaging
New York, New York              Nominating      Inception       firms) from July 2002                          technologies
10022                           Committee       and             to present; Transition                         company); Director
                                Chairman and    Chairman        Adviser to SunGard                             of Wood Resources,
Date of Birth:  07/10/48        Audit           Since           Securities Finance, Inc.                       LLC. (plywood
                                Committee       2005            from February 2002 to                          manufacturing
                                Member                          July 2002; President of                        company)
                                                                SunGard Securities
                                                                Finance, Inc. from 2001
                                                                to February 2002;
                                                                President of Loanet, Inc.
                                                                (on-line accounting service)
                                                                from 1997 to 2001

INTERESTED TRUSTEE

Michael E. Kenneally 2,3        Trustee         Since           Chairman and Global           40               None
c/o Credit Suisse Asset                         Fund            Chief Executive Officer
Management, LLC                                 Inception       of CSAM from March
466 Lexington Avenue                                            2003 to July 2005;
New York, New York                                              Chairman and Chief
10017-3140                                                      Investment Officer of
                                                                Banc of America Capital
Date of Birth:  03/30/54                                        Management from
                                                                1998 to March 2003

----------------
2 Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM within the last two fiscal years.

3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                TERM OF
                                                OFFICE1 AND
                                POSITION(S)     LENGTH
NAME, ADDRESS AND               HELD WITH       OF TIME
DATE OF BIRTH                   FUND            SERVED     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
OFFICERS

Steven B. Plump3                Chief           Since      Managing Director; Associated with CSAM or
c/o Credit Suisse Asset         Executive       2005       its predecessor since 1995;
Management, LLC.                Officer and                Officer of other Credit Suisse Funds
466 Lexington Avenue            President
New York, New York
10017-3140

Date of Birth:  02/08/59

Michael A. Pignataro            Chief           Since      Director and Director of Fund Administration of CSAM;
Credit Suisse Asset             Financial       Fund       Associated with CSAM or its predecessor since 1984;
Management, LLC                 Officer and     Inception  Officer of other Credit Suisse Funds
466 Lexington Avenue            Treasurer
New York, New York
10017-3140

Date of Birth:  11/15/59

Emidio Morizio                  Chief           Since      Director and Global Head of Compliance of CSAM;
Credit Suisse Asset             Compliance      Fund       Associated with CSAM since July 2000; Vice President
Management, LLC                 Officer         Inception  and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                       Associates from 1998 to June 2000; Officer of other
New York, New York                                         Credit Suisse Funds
10017-3140

Date of Birth:  09/21/66

Ajay Mehra                      Chief           Since      Director and General Counsel (Americas) of CSAM
Credit Suisse Asset             Legal           Fund       since September 2004; Senior Associate of Shearman &
Management, LLC                 Officer         Inception  Sterling LLP from September 2000 to September 2004;
466 Lexington Avenue                                       Senior Counsel of the SEC Division of Investment
New York, New York                                         Management from June 1997 to September 2000; Officer
10017-3140                                                 of other Credit Suisse Funds

Date of Birth:  08/14/70

J. Kevin Gao                    Vice            Since      Vice President and Associate General Counsel of CSAM;
Credit Suisse Asset             President       Fund       Associated with CSAM since July 2003; Associated with
Management, LLC                 and             Inception  the law firm of Willkie Farr & Gallagher LLP from 1998
466 Lexington Avenue            Secretary                  to 2003; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth:  10/13/67

Robert Rizza                    Assistant       Since      Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset             Treasurer       Fund       since 1998; Officer of other Credit Suisse Funds
Management, LLC                                 Inception
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth:  12/09/65

----------------
3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.


The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.'

CREDIT SUISSE COMMODITY STRATEGY RETURN FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

   Information regarding how the Fund voted proxies related to its portfolio securities during the period ending June 30 of each year and the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities will be available once filed with the Securities and Exchange Commission:

   o  By calling 1-800-927-2874

   o  On the Fund's website, www.csam.com/us

   o On the website of the Securities and Exchange Commission, http://www.sec.gov.

    The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o WWW.CSAM.COM/US                               SUISSE | MANAGEMENT


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.        COM-AR-1005

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has four audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               N/A                                    $27,500
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees1                      N/A                                    $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees2                                N/A                                    $2,439
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $33,089
---------------------------------------- -------------------------------------- --------------------------------------

1 Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,150 in 2005).

2 Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------

                                       2

---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2004 and October 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2004 and October 31, 2005 were $6,823 and $5,589, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  January 9, 2006